U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
_______________________________
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 2-10699
POST-EFFECTIVE AMENDMENT NO. 107
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-51
POST-EFFECTIVE AMENDMENT NO. 55

SELECTED AMERICAN SHARES, INC.

2949 East Elvira Road, Suite 101
Tucson, Arizona  85756
520-434-3778

Agents For Service:Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona  85756
520-434-3778

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL  60601
(312) 456-8438

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On _______, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On _______, pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On _______, pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:  Common Stock of:
Selected American Shares, Inc. (Class S shares and Class D shares)

EXPLANATORY NOTE

This Post-Effective Amendment No. 106  to the Registration Statement contains:
XBRL filings for
Selected American Shares, Inc.
Signature Pages
Exhibits:

SELECTED AMERICAN SHARES, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 15th day of May 2015.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

SELECTED AMERICAN SHARES, INC.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

SignatureTitleDate

Kenneth Eich*Principal Executive OfficerMay 15, 2015
Kenneth Eich

Douglas Haines*Principal Financial Officer; and
Douglas HainesPrincipal Accounting OfficerMay 15, 2015

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibits 28(q)(1), 28(q)(2), and 28(q)(3) of Registrant's registration statement 2-10699.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

SELECTED AMERICAN SHARES, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 15, 2015, by the following persons in the capacities indicated.

SignatureTitle

William P. Barr*Director
William P. Barr

Francisco L. Borges *Director
Francisco L. Borges

Andrew A. Davis*Director
Andrew A. Davis

Christopher .C. Davis*Director
Christopher C. Davis

Katherine L. MacWilliams*Director
Katherine L. MacWilliams

James J. McMonagle*Director
James J. McMonagle

Richard C. O'Brien*Director
Richard C. O'Brien

* Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibits 28(q)(1) and 28(q)(4) of Registrant's  registration statement 2-10699.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Selected American Shares, Inc.